Reportable Segments - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total long-lived assets	$ 249,976	$ 250,429	$ 246,630
United States [Member]
Disclosure of operating segments [line items]
Total long-lived assets	83,733	77,120	82,325
Israel [Member]
Disclosure of operating segments [line items]
Total long-lived assets	151,591	158,144	148,819
Europe [Member]
Disclosure of operating segments [line items]
Total long-lived assets	6,786	7,596	7,885
Japan [Member]
Disclosure of operating segments [line items]
Total long-lived assets	4,664	4,222	4,696
Other [Member]
Disclosure of operating segments [line items]
Total long-lived assets	$ 3,202	$ 3,347	$ 2,905